ANNUAL
                                     REPORT

                                 AUGUST 31, 1997

                                 WARBURG PINCUS
                              GROWTH & INCOME FUND

                                 [Square Bullet]

                                 WARBURG PINCUS
                                  BALANCED FUND

                           WARBURG PINCUS FUNDS (LOGO)
                                [GRAPHIC OMITTED]

More complete information about the Funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing.You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O.Box 9030, Boston,MA 02205-9030.

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS ANNUAL REPORT ARE AS OF AUGUST 31, 1997; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS ANNUAL REPORT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

WARBURG PINCUS GROWTH & INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------




Dear Shareholder:                                               October 17, 1997

   The objective of Warburg Pincus Growth & Income Fund (the "Fund") is long-term growth of capital and income and a reasonable current return. The Fund pursues its objective by investing primarily in equity securities and may invest in various income-producing securities.

   For the 12 months ended August 31, 1997, the Fund had a total return of 24.78%, vs. a gain of 40.59% for the S&P 500 Index.* The Fund's respective five-year and since-inception (on October 6, 1988) average annual total returns through August 31, 1997 were 17.58% and 14.35%.

   The Fund's change in portfolio manager during the reporting period (effective January 9) resulted in its extensive restructuring. In light of this, the Fund's performance over the 12 months can be put in terms of three components. Over the first few months of the period, the Fund lagged its benchmark by a significant margin, hampered, most notably, by its precious-metals-related holdings. This weakness largely offset good performances from some of the Fund's other holdings, such as its financial-services stocks. Then, in the weeks following the manager change, the Fund more fully participated in the stock market's continued rise, despite its abnormally high turnover (virtually every stock in the Fund was replaced during this period). Indeed, our goal throughout the transition was to keep the Fund's cash to a modest level in order to avoid sizable "gaps" in market performance. Finally, the Fund was competitive with its benchmark over the post-restructuring remainder of the period (as indicated by its year-to-date return of 22.59% through August, vs. a 22.89% gain for the S&P 500 Index), buoyed by its financial, technology and energy holdings in particular.

   In terms of specific strategies, we reoriented the Fund using a total-return approach, focusing on equities with the best risk-adjusted-return prospects. Here, we looked for stocks that were temporarily depressed for cyclical or other identifiable reasons. We particularly emphasized factors such as management changes, restructurings or new products or services that could improve earnings and free cash flow. Because of this, many of the Fund's holdings were purchased at P/E multiples below that of the S&P 500 Index. Examples include deep-water-drilling stocks Noble Drilling and Reading & Bates, which we bought early this year, when fears of declining oil prices drove their P/Es down to about 10 times estimated 1998 earnings. We viewed these securities as oversold, given the companies' potentially lucrative contracts for projects in the Gulf of Mexico and the North Sea. It should be stressed, however, that we did not simply seek out cheap stocks per se. Thus, the Fund's holdings during the period also included companies such as

WARBURG PINCUS GROWTH & INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

Wal-Mart, which we purchased at a higher P/E ratio of about 15 times estimated 1998 earnings. We saw value in the company's potential for increased return on assets in the wake of its recent restructuring and its expansion overseas. Wal-Mart, one of the Fund's largest positions during the period, contributed positively to its performance.

   With regard to sectors, we aligned the Fund's industry weightings more closely with those of its benchmark during the restructuring. (This was most noticeable in the financial area, which, having accounted for about a third of the Fund's assets at the end of 1996, represented approximately 13% of its assets as of August 31.) Though we remain strictly bottom-up stock selectors, the narrow valuations among sectors during the period called for, in our view, a generally balanced approach. That said, the Fund held modest overweightings, vs. the S&P 500 Index, in the energy, retail and financial-services sectors at the close of the period.

   With the restructuring now fully in place, we will continue to search for stocks that have what we deem to be the best risk-adjusted total-return prospects over the longer term. Because we generally take a 12- to 24-month view when analyzing an investment's potential, we expect that the Fund's turnover will remain within a reasonable range going forward.

Brian S. Posner
Portfolio Manager


*The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of Standard & Poor's Corporation.

WARBURG PINCUS GROWTH & INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTED IN COMMON SHARES OF WARBURG PINCUS GROWTH & INCOME FUND FROM DECEMBER 31, 1991* AS OF AUGUST 31, 1997

   The graph below illustrates the hypothetical investment of $10,000 in Common Shares of Warburg Pincus Growth & Income Fund from December 31, 1991* to August 31, 1997, assuming the reinvestment of dividends and capital gains at net asset value, compared to the S&P 500** for the same period.


                                      CHART
                                [GRAPHIC OMITTED]

Plot Points for Warburg Pincus Growth & Income Fund are as follows:

            Fund (Common Shares)       S&P 500
12/31/91          $10,000             $10,000
8/31/92           $10,290.1           $10,126.1
8/31/93           $14,526.5           $11,664.5
8/31/94           $16,619.9           $12,301.6
8/31/95           $19,215.7           $14,932.1
8/31/96           $18,534.8           $17,728.3
8/31/97           $23,128.3           $24,924.1

                    ----------------------------------------
                          Average Annual Total Returns
                           for periods ending 8/31/97
                                 (Common Shares)
                    ----------------------------------------
                                     1 year
                    ----------------------------------------
                                     24.78%
                    ----------------------------------------
                                     5 year
                    ----------------------------------------
                                     17.58%
                    ----------------------------------------
                                 From 12/31/91*
                    ----------------------------------------
                                     15.93%
                    ----------------------------------------



                                                           FUND
                                                         --------
             1 Year Total Return (9/30/96-9/30/97) ....   33.16%
             5 Year Total Return (9/30/92-9/30/97) ....   18.52%
             Average Annual Total Return From
                12/31/91*-9/30/97 .....................   16.72%


------------------
 * Warburg, Pincus Asset Management, Inc. ("Warburg") began to provide advisory services to the Fund in late December 1991. Previous periods during which the Fund was not advised by Warburg are not shown.
** The S&P 500 is an unmanaged index (with no defined investment objectives) of common stock, includes reinvestment of dividends and is a registered trademark of Standard & Poor's Corporation.

WARBURG PINCUS BALANCED FUND
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                               October 17, 1997

   The objective of Warburg Pincus Balanced Fund (the "Fund") is maximum total return through a combination of long-term growth of capital and current income, consistent with preservation of capital. The Fund pursues its objective by investing in a diversified portfolio of equity and debt securities, and employs a multi-manager approach, using up to five different sector teams.

   For the 12 months ended August 31, 1997, the Fund had a total return of 23.03%, vs. gains of 24.57% for the Lipper Balanced Funds Index* and 40.59% for the S&P 500 Index.** The Fund's respective five-year and since-inception (on October 6, 1988) average annual total returns through August 31, 1997 were 15.17% and 13.70%.

   Supported by relatively stable interest rates and subdued inflation, most major stock and bond indexes turned in good performances over the 12 months. Equities, though often volatile, were particularly robust, fueled by continued strength in corporate profits. Throughout the period, we sought to provide solid returns at a relatively low level of volatility. In practical terms, this meant maintaining broad exposure to both the equity and fixed-income markets, making adjustments as we deemed necessary on a risk-vs.-reward basis.

   The Fund's equities, 65.20% of its assets at the close of the period, included a diversified mix of domestic and foreign stocks. Of particular note, we maintained a substantial weighting in domestic small-cap stocks throughout the period. These securities initially took a toll on the Fund's performance, as the market favored the relative safety of larger-cap, more-liquid stocks well into the reporting period. Sentiment toward smaller companies improved dramatically over the May-through-August span, however, as investors took note of small-cap stocks' compelling valuations and earnings-growth rates, and the Fund's holdings rallied to contribute positively to its return for the 12 months. Elsewhere, we held a sizable position in larger-cap domestic stocks, which collectively performed well and helped offset the higher volatility of small caps. We also maintained a modest weighting in foreign equities (note: per a recent investment-policy change, the Fund may now invest as much as 15% of its assets in foreign stocks, up from 10% previously). Our foreign holdings, which continued to be well-diversified by country, on balance contributed positively to the Fund's return for the period.

WARBURG PINCUS BALANCED FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

   Within the fixed-income area, we concentrated primarily on Treasuries, as we continued to find them attractive on a risk-reward basis, though we also identified select values among mortgage-backed and corporate bonds. Because we view the Fund's fixed-income component mostly as a provider of income, rather than as a potential source of capital appreciation, we emphasized intermediate-term, high-quality securities across the bond market to minimize interest-rate and credit risk.

   We look forward to continuing to provide shareholders with a diversified portfolio of equity and fixed-income securities chosen on their individual merits. As ever, the Fund's asset allocation between stocks and bonds will be based on our view on the markets from a risk-reward perspective.


Dale C. Christensen                           Anthony G. Orphanos
Co-Portfolio Strategist                       Co-Portfolio Strategist

 *The Lipper Balanced Funds Index is an equal-weighted performance index, adjusted for capital-gains distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Analytical Services Inc.

**The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of Standard & Poor's Corporation.

WARBURG PINCUS BALANCED FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTED IN COMMON SHARES OF WARBURG PINCUS BALANCED FUND FROM SEPTEMBER 30, 1994* AS OF AUGUST 31, 1997

   The graph below illustrates the hypothetical investment of $10,000 in Common Shares of Warburg Pincus Balanced Fund from September 30, 1994* to August 31, 1997, assuming the reinvestment of dividends and capital gains at net asset value, compared to the S&P 500** and Lipper Balanced Funds Index ("LBFI")*** for the same time period.

                                      CHART
                                [GRAPHIC OMITTED]

Plot Points for Warburg Pincus Balanced Fund are as follows:

            Fund (Common Shares)     S&P 500               LBFI
9/30/94           $10,000           $10,000             $10,000
8/31/95           $12,301.5         $12,444.3           $11,340.9
8/31/96           $13,530.5         $14,774.6           $12,522.3
8/29/97           $16,646.4         $20,771.6           $15,600.2

                    ----------------------------------------
                          Average Annual Total Returns
                           for periods ending 8/31/97
                                 (Common Shares)
                    ----------------------------------------
                                     1 year
                    ----------------------------------------
                                     23.03%
                    ----------------------------------------
                                     5 year
                    ----------------------------------------
                                     15.17%
                    ----------------------------------------
                                  From 9/30/94*
                    ----------------------------------------
                                     19.06%
                    ----------------------------------------

                                                             FUND
                                                           --------
           1 Year Total Return (9/30/96-9/30/97) .......     25.90%
           5 Year Total Return (9/30/92-9/30/97) .......     15.85%
           Average Annual Total Return From
              9/30/94*-9/30/97 .........................     20.63%


--------------------
  *Warburg  began to provide  advisory  services  to the Fund in late  September
   1994. Previous periods during which the Fund was not advised by Warburg are not shown.
 **The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of Standard & Poor's Corporation.
***The Lipper Balanced Funds Index is an equal weighted index of the 30 largest balanced funds that is compiled by Lipper Analytical Services, Inc. It is unmanaged with no defined investment objective.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS
August 31, 1997
--------------------------------------------------------------------------------
                                                   NUMBER OF
                                                    SHARES          VALUE
                                                    -----           -----

COMMON STOCK (89.7%)
  AEROSPACE & DEFENSE  (4.6%)
     Gulfstream Aerospace Corp. +                    138,500    $ 4,103,062
     Litton Industries, Inc. +                       167,200      8,339,100
     Lockheed Martin Corp.                            87,000      9,020,812
     Raytheon Co.                                    180,000      9,900,000
                                                                -----------
                                                                 31,362,974
                                                                -----------
  BANKS & SAVINGS & LOANS (2.2%)
     Bank of New York Co., Inc.                       85,000      3,793,125
     Citicorp                                         90,000     11,486,250
                                                                -----------
                                                                 15,279,375
                                                                -----------

  BUILDING & BUILDING MATERIALS (1.6%)
     USG Corp. +                                     250,000     10,718,750
                                                                -----------
  BUSINESS SERVICES (0.8%)
     Deluxe Corp.                                     85,000      2,799,687
     H & R Block, Inc.                                75,000      2,943,750
                                                                -----------
                                                                  5,743,437
                                                                -----------
  CAPITAL EQUIPMENT (3.4%)
     AlliedSignal, Inc.                               50,000      4,128,125
     Cummins Engine Co., Inc.                         80,000      6,155,000
     Dresser Industries, Inc.                         55,000      2,296,250
     Ingersoll-Rand Co.                               52,500      3,156,562
     ITT Industries, Inc.                            240,000      7,560,000
                                                                -----------
                                                                 23,295,937
                                                                -----------
  CHEMICALS (3.3%)
     Ferro Corp.                                     125,000      4,703,125
     Imperial Chemical Industries PLC ADR             81,500      5,348,437
     Olin Corp.                                      135,000      6,007,500
     Union Carbide Corp.                             125,300      6,429,456
                                                                -----------
                                                                 22,488,518
                                                                -----------
  COMPUTERS (9.2%)
    Automatic Data Processing, Inc.                  162,500      7,403,906
    Hewlett-Packard Co.                              155,000      9,503,437
    International Business Machines Corp.            163,000     16,442,625
    Quantum Corp. +                                  289,500     10,150,594
    Seagate Technology, Inc. +                       288,500     11,017,094
    Sun Microsystems, Inc. +                         175,000      8,400,000
                                                                -----------
                                                                 62,917,656
                                                                -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                   NUMBER OF
                                                    SHARES          VALUE
                                                    -----           -----
COMMON STOCK (CONT'D)
  CONGLOMERATES (0.7%)
     Harsco Corp.                                   110,000     $ 4,956,875
                                                                -----------
  CONSUMER DURABLES (6.5%)
     Chrysler Corp.                                 572,500      20,109,062
     Ford Motor Co.                                 285,000      12,255,000
     Maytag Co.                                     175,065       4,803,346
     Volvo AB ADR                                   295,000       7,596,250
                                                                -----------
                                                                 44,763,658
                                                                -----------
  CONSUMER NON-DURABLES (3.3%)
     Fruit of the Loom, Inc. +                       70,000       1,872,500
     RJR Nabisco Holdings Corp.                     385,000      13,402,812
     Unilever NV                                     35,000       7,043,750
                                                                -----------
                                                                 22,319,062
                                                                -----------
  ENERGY (7.0%)
     British Petroleum Co. PLC ADR                  250,439      21,193,400
     Exxon Corp.                                    240,000      14,685,000
     Pioneer Natural Resources Co. +                105,000       4,193,438
     Total S.A. - Sponsored ADR                     165,000       7,816,875
                                                                -----------
                                                                 47,888,713
                                                                -----------
  ENVIRONMENTAL SERVICES (0.5%)
     Browning-Ferris Industries                      72,500       2,532,969
     Waste Management, Inc.                          25,000         800,000
                                                                -----------
                                                                  3,332,969
                                                                -----------
  FINANCIAL SERVICES (8.3%)
     American Express Co.                            54,950       4,272,362
     Berkley (W.R.) Corp.                            80,000       4,425,000
     Equitable of Iowa Companies                     40,800       2,657,100
     Fannie Mae                                     160,000       7,040,000
     Freddie Mac                                    127,500       4,151,719
     General Re Corp.                                20,000       3,877,500
     Household International, Inc.                   39,300       4,359,844
     Lehman Brothers Holdings, Inc.                  95,000       4,168,125
     MBIA, Inc.                                      74,550       8,442,787
     Provident Companies, Inc.                       85,000       5,535,625
     Republic New York Corp.                         50,000       5,353,125
     Terra Nova (Bermuda) Holdings, Ltd. Class A    123,600       2,796,450
                                                                -----------
                                                                 57,079,637
                                                                -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                   NUMBER OF
                                                    SHARES          VALUE
                                                    -----           -----
COMMON STOCK (CONT'D)
  FOOD, BEVERAGES & TOBACCO (6.6%)
     Anheuser-Busch Companies, Inc.                250,000      $10,656,250
     PepsiCo, Inc.                                 190,000        6,840,000
     Philip Morris Companies, Inc.                 337,000       14,701,625
     Ralston Purina Group                           42,500        3,825,000
     Sara Lee Corp.                                147,500        5,936,875
     Swedish Match Co. ADR                         119,700        3,605,963
                                                                -----------
                                                                 45,565,713
                                                                -----------
  HEALTHCARE (4.7%)
     Baxter International, Inc.                    133,000        7,073,938
     Columbia/HCA Healthcare Corp.                  92,500        2,919,531
     Foundation Health Systems, Inc. +             164,500        5,233,156
     McKesson Corp.                                 25,000        2,342,188
     Tenet Healthcare Corp. +                      185,000        5,041,250
     United Healthcare Corp.                        80,000        3,890,000
     Wellpoint Health Networks, Inc. +             100,200        5,448,375
                                                                -----------
                                                                 31,948,438
                                                                -----------
  INDUSTRIAL MFG. & PROCESSING (0.7%)
     Eaton Corp.                                    55,000        4,953,438
                                                                -----------
  LEISURE & ENTERTAINMENT (1.2%)
     Circus Circus Enterprises, Inc. +             100,000        2,393,750
     Polaroid Corp.                                107,500        5,677,344
                                                                -----------
                                                                  8,071,094
                                                                -----------
  METALS & MINING (2.4%)
     Alumax, Inc. +                                255,000       10,566,563
     Aluminum Company of America                    75,000        6,168,750
                                                                -----------
                                                                 16,735,313
                                                                -----------
  OFFICE EQUIPMENT & SUPPLIES (1.8%)
     Pitney Bowes, Inc.                            160,000       12,220,000
                                                                -----------
  OIL SERVICES (4.8%)
     Noble Drilling Corp. +                        315,000        8,957,813
     Reading & Bates Corp. +                       185,000        6,717,813
     Transocean Offshore, Inc.                     100,000        9,506,250
     Western Atlas, Inc. +                          97,500        7,726,875
                                                                -----------
                                                                 32,908,751
                                                                -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                   NUMBER OF
                                                    SHARES          VALUE
                                                    -----           -----
COMMON STOCK (CONT'D)
  PHARMACEUTICALS (1.7%)
     Bristol-Myers Squibb Co.                       90,000      $ 6,840,000
     Schering-Plough Corp.                          95,000        4,560,000
                                                                -----------
                                                                 11,400,000
                                                                -----------
  RETAIL (7.1%)
     Carson Pirie Scott & Co. +                    110,000        3,905,000
     Federated Department Stores, Inc. +           255,000       10,710,000
     May Department Stores Co.                      95,000        5,112,188
     Neiman-Marcus Group, Inc. +                   125,000        3,859,375
     Payless ShoeSource, Inc. +                    125,000        8,015,625
     Rite Aid Corp.                                102,500        5,131,406
     Sotheby's Holdings, Inc.                      195,500        3,702,281
     Wal-Mart Stores, Inc.                         240,000        8,520,000
                                                                -----------
                                                                 48,955,875
                                                                -----------
  TELECOMMUNICATIONS & EQUIPMENT (3.9%)
     Alltel Corp.                                   80,000        2,530,000
     Ameritech Corp.                                92,500        5,798,594
     Bell Atlantic Corp.                           145,920       10,560,960
     SBC Communications, Inc.                      150,000        8,156,250
                                                                -----------
                                                                 27,045,804
                                                                -----------
  TRANSPORTATION (1.5%)
     Burlington Northern Santa Fe Corp.             47,500        4,355,156
     CSX Corp.                                     110,000        6,290,625
                                                                -----------
                                                                 10,645,781
                                                                -----------
  UTILITIES- ELECTRIC (1.9%)
     Allegheny Power System, Inc.                   75,000        2,179,688
     American Electric Power Co. Inc.               95,000        4,150,313
     DQE, Inc.                                      50,000        1,587,500
     Entergy Corp.                                 110,000        2,729,375
     Illinova Corp.                                100,000        2,300,000
                                                                -----------
                                                                 12,946,876
                                                                -----------
TOTAL COMMON STOCK (Cost $524,750,128)                          615,544,644
                                                                -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                        SHARES          VALUE
                                                                                        -----           -----
CONVERTIBLE PREFERRED STOCK (3.9%)
  BUSINESS SERVICES (0.5%)
    Merrill Lynch Series IGL6.25% (Callable 07/01/01 @ $46.28)                          100,000      $ 3,737,500
                                                                                                     -----------
  FINANCIAL SERVICES (2.3%)
    Aetna, Inc. Class C 6.25% (Callable 07/19/00 @ $92.869)                              40,000        3,520,000
    Allstate Corp.Exchangable Notes 6.764% (Callable 04/15/98 @ $41.50)                 255,000       12,399,375
                                                                                                     -----------
                                                                                                      15,919,375
                                                                                                     -----------
  HEALTHCARE (0.5%)
    McKesson Corp. Series 2.50% (Callable 06/01/27 @ $74.53)                             50,000        3,456,250
                                                                                                     -----------
  TELECOMMUNICATIONS & EQUIPMENT (0.6%)
    AirTouch Communications, Inc. Series B 6.00% (Callable 08/16/99 @ $35.96)           115,000        3,766,250
                                                                                                     -----------
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $25,476,527)                                                  26,879,375
                                                                                                     -----------


                                                                                         PAR
                                                                    RATE    MATURITY     (000)
                                                                    ----     ------       ----
CORPORATE BOND (0.4%)
  ENVIRONMENTAL SERVICES (0.4%)
    WMX Technologies, Inc. Convertible
      Subordinate Notes (Callable 3/15/00 @ $84.30)
      (Baa1, BBB+) (Cost $2,794,273)#                              2.00%    01/24/05    $3,000         2,767,500
                                                                                                     -----------

ZERO COUPON BONDS (0.8%)
  INSURANCE (0.5%)
    USF&G Corp. Convertible Notes (Callable 03/03/99 @ $64.08)
      (Baa3, BBB-)#                                                         03/03/09     4,900         3,393,250
  RETAIL (0.3%)
    Costco Companies, Inc. Convertible Subordinate Notes#
      (Putable 08/19/02 @ $59.42) (A3, BBB+)                                08/19/17     4,000         2,105,000
                                                                                                     -----------
TOTAL ZERO COUPON BONDS (Cost $5,396,699)                                                              5,498,250
                                                                                                     -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                              PAR
                                                             (000)       VALUE
                                                             ----       -----

REPURCHASE AGREEMENT (5.1%)
    Repurchase agreement with Goldman Sachs & Co. dated
      08/29/97 at 5.51%to be repurchased at $34,584,160 on
      09/02/97. (Collateralized by $12,900,000 U.S. Treasury
      Note 5.625% due 02/28/01, $12,900,000 U.S. Treasury
      Notes 5.50% due 12/31/00 and $8,471,430 U.S. Treasury
      Note 7.875% due 11/15/04. Total market value of collateral
      is $35,271,830) (Cost $34,563,000)                   $34,563  $ 34,563,000
                                                                    ------------
TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $592,980,627*)              685,252,769

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                             773,589
                                                                    ------------
NET ASSETS (100%) (applicable to 32,600,972 Common Shares
   and 4,607,320 Advisor Shares)                                    $686,026,358
                                                                    ============
NET ASSET VALUE, offering and redemption price per Common
   Share ($601,159,458 (DIVIDE) 32,600,972)                               $18.44
                                                                    ============
NET ASSET VALUE, offering and redemption price per Advisor
   Share ($84,866,900 (DIVIDE) 4,607,320)                                 $18.42
                                                                    ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
--------------------------------------------------------------------------------
+ Non-income producing security.
# Credit ratings given by Moody's Investors Service Inc. and Standard &Poor's
  Ratings Group are unaudited.
* Cost for federal income tax purposes at August 31, 1997 is  $593,124,808.
  The gross  appreciation  (depreciation)  on a tax basis is as follows:

                      Gross Appreciation     $95,339,353
                      Gross Depreciation      (3,211,392)
                                             -----------
                      Net Appreciation       $92,127,961
                                             ===========


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS
August 31, 1997
--------------------------------------------------------------------------------
                                                   NUMBER OF
                                                    SHARES          VALUE
                                                    -----           -----
U.S. COMMON STOCK (54.0%)
  AEROSPACE & DEFENSE (1.0%)
     Loral Space & Communications, Ltd.              9,200      $   161,000
     Raytheon Co.                                    1,600           88,000
     Tracor, Inc. +                                  4,400          132,550
                                                                -----------
                                                                    381,550
                                                                -----------
  AGRICULTURE (0.6%)
     Archer-Daniels Midland Co.                      4,200           90,825
     Monsanto Co.                                    3,600          158,175
                                                                -----------
                                                                    249,000
                                                                -----------
  BANKS & SAVINGS & LOANS (2.6%)
     Bank of New York Co., Inc.                      2,400          107,100
     Bank United Corp. Class A                       1,300           46,962
     Chase Manhattan Corp.                           1,300          144,544
     Citicorp                                          800          102,100
     First Chicago NBD Corp.                         1,500          107,625
     Pacific Century Financial Corp.                 1,100           54,244
     Quaker City Bancorp., Inc.+                     8,000          164,000
     Texas Regional Bancshares, Inc.                 4,350          110,925
     Washington Mutual, Inc.                         3,150          188,606
                                                                -----------
                                                                  1,026,106
                                                                -----------
  BUSINESS SERVICES (1.0%)
    AccuStaff, Inc. +                                1,000           26,562
    First Data Corp.                                 3,000          123,187
    Gartner Group, Inc. Class A +                    1,000           26,437
    Robert Half International, Inc. +                2,000          116,750
    Sterling Commerce, Inc. +                        2,000           66,125
    SunGard Data Systems, Inc. +                       800           41,700
                                                                -----------
                                                                    400,761
                                                                -----------
  CAPITAL EQUIPMENT (0.8%)
     Allied Products Corp.                           4,900          173,031
     Avondale Industries, Inc. +                     5,250          120,094
                                                                -----------
                                                                    293,125
                                                                -----------
  CHEMICALS (0.9%)
     Avery-Dennison Corp.                            5,200          213,525
     Du Pont (E.I.) De Nemours & Co.                 1,300           81,006
     Morton International, Inc.                      2,000           66,500
                                                                -----------
                                                                    361,031
                                                                -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                   NUMBER OF
                                                    SHARES          VALUE
                                                    ------          -----
U.S. COMMON STOCK (CONT'D)
  COMMUNICATIONS & MEDIA (1.7%)
    @Entertainment, Inc. +                           5,000      $    76,875
    At Home Corp. Series A +                         1,500           28,687
    Dow Jones & Co., Inc.                              500           21,406
    General Cable Corp.  +                           4,000          138,500
    Harte-Hanks Communications, Inc.                 4,000          121,750
    U.S. West, Inc. - Media Group                    7,700          154,000
    Viacom, Inc. Class B                             4,100          121,462
                                                                -----------
                                                                    662,680
                                                                -----------
  COMPUTERS (5.1%)
    Adobe Systems, Inc.                                500           19,687
    BMC Software, Inc. +                             1,200           75,150
    Citrix Systems, Inc. +                           2,000          101,000
    Comdisco, Inc.                                   2,500           67,969
    COMPAQ Computer Corp. +                          3,250          212,875
    Computer Horizons Corp. +                        1,500           59,625
    Data Dimensions, Inc. +                          2,500           83,437
    Harbinger Corp. +                                1,500           52,500
    Hewlett Packard Co.                              2,700          165,544
    Information Analysis, Inc. +                     1,000           28,250
    Internationl Business Machines Corp.             4,400          443,850
    McAfee Associates, Inc. +                        1,200           67,950
    National Instruments Corp. +                     2,000           82,500
    PeopleSoft, Inc. +                               1,500           84,375
    Peritus Software Services, Inc.  +                 500           12,500
    Quantum Corp . +                                 3,700          129,731
    Rational Software Corp. +                        3,000           49,500
    Seagate Technology, Inc. +                       3,400          129,837
    Sun Microsystems, Inc.  +                        2,500          120,000
                                                                -----------
                                                                  1,986,280
                                                                -----------
  CONGLOMERATES (1.0%)
    Oglebay Norton Co.                               1,800           94,500
    United Technologies Corp.                        1,600          124,900
    Westinghouse Electric Corp.                      6,840          176,130
                                                                -----------
                                                                    395,530
                                                                -----------
  CONSUMER DURABLES (0.8%)
    Autoliv, Inc.                                      682           26,641
    Citation Corp. +                                 7,500          131,250
    Triangle Pacific Corp. +                         4,300          135,450
                                                                -----------
                                                                    293,341
                                                                -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                   NUMBER OF
                                                    SHARES          VALUE
                                                    ------          -----
U.S. COMMON STOCK (CONT'D)
  CONSUMER NON-DURABLES (1.7%)
     American Safety Razor Corp. +                  6,000       $   111,750
     Gibson Greetings, Inc. +                       4,700           105,750
     Home Products International, Inc. +            3,400            45,475
     Sola International, Inc. +                     1,200            37,200
     Standex International Corp.                    4,400           138,875
     USA Detergents, Inc.                           5,900            69,325
     Westpoint Stevens, Inc. +                      1,600            64,000
     Zag Industries, Ltd. +                         8,200            82,000
                                                                -----------
                                                                    654,375
                                                                -----------
  CONSUMER SERVICES (0.4%)
     DeVRY, Inc. +                                  4,000           108,500
     ITT Educational Services, Inc. +               1,650            33,000
                                                                -----------
                                                                    141,500
                                                                -----------
  ELECTRONICS (4.3%)
     AMP, Inc.                                       1,300           65,000
     Atmel Corp. +                                   2,500           88,437
     Avant! Corp. +                                  2,400           69,750
     Burr-Brown Corp. +                              1,500           53,250
     Cypress Semiconductor +                         4,500           79,875
     EA Industries, Inc. +                          27,300          221,812
     Etec Systems, Inc. +                            1,500          100,500
     Intel Corp.                                     2,200          202,675
     KLA - Tencor Corp. +                            1,600          113,400
     Lam Research Corp. +                            1,000           56,500
     Linear Technology Corp.                         1,500           98,344
     LSI Logic Corp. +                               1,800           57,937
     Maxim Integrated Products, Inc. +               2,600          179,725
     Microchip Technology, Inc. +                    1,500           60,656
     Synopsys, Inc. +                                1,800           62,325
     Texas Instruments, Inc. +                         900          102,262
     Xilinx, Inc. +                                  1,400           66,500
                                                                -----------
                                                                  1,678,948
                                                                -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                   NUMBER OF
                                                    SHARES          VALUE
                                                    ------          -----
U.S. COMMON STOCK (CONT'D)
  ENERGY (3.2%)
     Amoco Corp.                                     1,400      $   132,387
     Anadarko Petroleum Corp.                        1,300           95,469
     Chevron Corp.                                   2,100          162,619
     Forcenergy, Inc. +                              3,600          130,500
     Forest Oil Corp. +                              9,650          154,400
     KCS Energy, Inc.                                7,000          186,812
     Meridian Resource Corp. +                      12,500          136,719
     Pioneer Natural Resources Co. +                 2,300           91,856
     United Meridian Corp. Series A +                3,500          137,156
                                                                -----------
                                                                  1,227,918
                                                                -----------
  ENGINEERING & CONSTRUCTION (0.3%)
     Gradall Industries, Inc. +                      6,900          105,225
                                                                -----------
  ENTERTAINMENT (0.3%)
     SCP Pool Corp. +                                4,400          101,200
                                                                -----------
  ENVIRONMENTAL SERVICES (0.5%)
     Allied Waste Industries, Inc. +                 4,000           60,250
     USA Waste Services, Inc. +                      3,500          147,000
                                                                -----------
                                                                    207,250
                                                                -----------
  FINANCIAL SERVICES (9.5%)
     Allstate Corp.                                  1,000           73,062
     Berkshire Hathaway, Inc. Class B +                100          139,200
     City National Corp.                             2,700           75,431
     Commerce Group, Inc. - Mass                     4,600          128,512
     Crawford & Co. Class B                          3,500           73,937
     Delphi Financial Group Class A +                3,000          131,437
     Freddie Mac                                     6,400          208,400
     Fidelity National Financial, Inc.               3,500           60,812
     Fund American Enterprises Holdings, Inc.          700           73,850
     Household International, Inc.                     600           66,563
     Interstate/Johnson Lane, Inc.                   5,600          145,600
     Legg Mason, Inc.                                5,000          308,750
     Life Re Corp.                                   1,000           51,313
     NAC Re Corp.                                    2,850          134,306
     National Western Life Insurance Co. Class A +   1,500          132,750
     Nationwide Financial Services, Inc.             1,600           44,400
     Ocwen Asset Investment Corp.                   22,000          514,250
     Penncorp Financial Group, Inc.                  1,500           48,094
     PICO Holdings, Inc. +                          14,800           75,850


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF
                                                       SHARES        VALUE
                                                       ------        -----
U.S. COMMON STOCK (CONT'D)
  FINANCIAL SERVICES (CONT'D)
     Provident Co., Inc.                               1,400    $    91,175
     ReliaStar Financial Corp.                         5,893        440,502
     Salomon, Inc.                                     1,300         77,838
     SLM Holding Corp.                                 1,000        135,500
     Terra Nova (Bermuda) Holdings, Ltd. Class A       6,550        148,194
     Transactions Systems Architects, Inc. Class A +   4,800        166,200
     United Companies Finance Corp.                    2,900         82,650
     White River Corp. +                               1,400         94,500
                                                                -----------
                                                                  3,723,076
                                                                -----------
  FOOD, BEVERAGES & TOBACCO (0.2%)
     Consolidated Cigar Holdings, Inc. +               1,500         49,688
     Smucker (J.M.) Co. Class A                          900         23,794
                                                                -----------
                                                                     73,482
                                                                -----------
  HEALTHCARE (1.5%)
     ALZA Corp. +                                      3,000         87,000
     Ballard Medical Products                          2,500         57,813
     Becton, Dickinson & Co.                           3,200        153,400
     Emcare Holdings, Inc. +                           2,200         83,325
     HealthCare COMPARE Corp. +                        3,000        167,250
     U.S. Surgical Corp.                               1,500         49,406
                                                                -----------
                                                                    598,194
                                                                -----------
  INDUSTRIAL MFG. & PROCESSING (0.5%)
     Goodrich (B.F.) Co.                               1,500         63,188
     Roanoke Electric Steel Corp.                        700         15,225
     Schnitzer Steel Industries, Inc. Class A          4,100        134,275
                                                                -----------
                                                                    212,688
                                                                -----------
  LODGING & RESTAURANTS (1.0%)
     CKE Restaurants, Inc.                             2,100         67,725
     Doubletree Corp. +                                2,000        100,000
     McDonald's Corp.                                  2,600        123,013
     Morton's Restaurant Group, Inc. +                 4,550         91,000
     Shells Seafood Restaurants, Inc. +                1,500         20,250
                                                                -----------
                                                                    401,988
                                                                -----------
  METALS & MINING (1.0%)
     Reynolds Metals Co.                               2,800        197,925
     Universal Stainless & Alloy Products, Inc. +     12,000        173,250
                                                                -----------
                                                                    371,175
                                                                -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                   NUMBER OF
                                                    SHARES          VALUE
                                                    ------          -----
U.S. COMMON STOCK (CONT'D)
  OFFICE EQUIPMENT & SUPPLIES (0.1%)
     New England Business Service, Inc.                1,800    $    54,900
                                                                -----------
  OIL SERVICES (2.5%)
     Global Industries, Ltd. +                         4,000        145,750
     Halliburton Co.                                     500         23,875
     Nabors Industries, Inc. +                         3,000        103,313
     Pride International, Inc. +                       3,000         96,000
     Smith International, Inc. +                       8,000        582,000
     Varco International, Inc. +                         800         31,800
                                                                -----------
                                                                    982,738
                                                                -----------
  PHARMACEUTICALS (2.1%)
     American Home Products Corp.                      2,200        158,400
     Bristol-Myers Squibb Corp.                        2,700        205,200
     Columbia Laboratories, Inc. +                     3,500         59,938
     Dura Pharmaceuticals, Inc. +                      1,000         35,625
     Elan Corp. PLC  ADR +                             1,000         45,500
     Forest Laboratories, Inc. +                       1,000         41,063
     Gilead Sciences, Inc. +                           2,000         64,750
     Human Genome Sciences, Inc. +                     3,000        111,750
     Merck & Co., Inc.                                 1,100        100,994
                                                                -----------
                                                                    823,220
                                                                -----------
  REAL ESTATE (1.9%)
     Berkshire Realty Co., Inc.                        9,000        101,813
     Equity Inns, Inc.                                 3,500         50,750
     Healthcare Realty Trust                           7,500        213,281
     NHP, Inc. +                                       5,700        143,569
     Walden Residential Properties, Inc.               2,500         59,688
     Weeks Corp.                                       1,700         53,550
     Western Water Co. +                               7,400        113,313
                                                                -----------
                                                                    735,964
                                                                -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                   NUMBER OF
                                                    SHARES          VALUE
                                                    ------          -----
U.S. COMMON STOCK (CONT'D)
  RETAIL (4.1%)
     Borders Group, Inc. +                           6,000       $  142,875
     CUC International, Inc. +                       2,000           47,000
     CVS Corp.                                       2,300          129,663
     Family Dollar Stores, Inc.                      1,800           38,250
     Filene's Basement Corp. +                       7,600           62,700
     Fingerhut Co., Inc.                             6,100          123,525
     Home Depot, Inc.                                1,950           92,016
     Galoob (Lewis) Toys, Inc. +                     5,000          103,750
     Neiman-Marcus Group, Inc. +                     5,000          154,375
     Payless Shoesource, Inc. +                      1,200           76,950
     Rite Aid Corp.                                  2,500          125,156
     Sotheby's Holdings, Inc. Class A               10,200          193,163
     Staples, Inc. +                                 2,000           47,000
     Wal-Mart Stores, Inc.                           8,000          284,000
                                                                -----------
                                                                  1,620,423
                                                                -----------
  TELECOMMUNICATIONS & EQUIPMENT (1.6%)
    Bay Networks, Inc. +                             4,400          155,650
    DSC Communication Corp. +                        4,000          116,500
    GTE Corp.                                        1,500           66,844
    Intermedia Communications of Florida, Inc. +     1,500           53,625
    McLeod USA Inc. Class A  +                       1,500           50,813
    QUALCOMM, Inc. +                                 1,200           55,500
    WorldCom, Inc. +                                 4,200          125,738
                                                                -----------
                                                                    624,670
                                                                -----------
  TRANSPORTATION (1.8%)
    Allied Holdings, Inc. +                          4,600           71,875
    Atlas Air, Inc.  +                               4,100          113,775
    Coach USA, Inc. +                                2,000           51,875
    Heartland Express, Inc. +                        2,250           55,688
    M.S. Carriers, Inc.                              2,500           58,750
    Mark VII, Inc. +                                 3,000           91,500
    MTL, Inc. +                                      4,450          115,700
    OMI Corp. +                                     13,900          147,688
                                                                -----------
                                                                    706,851
                                                                -----------
TOTAL U.S. COMMON STOCK (Cost $16,060,312)                       21,095,189
                                                                -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                   NUMBER OF
                                                    SHARES          VALUE
                                                    ------          -----

FOREIGN COMMON STOCK (9.6%)
  AUSTRALIA (0.4%)
     Boral, Ltd.                                    59,700      $   174,083
                                                                -----------
  AUSTRIA (0.9%)
     Radex-Heraklith Industries                      3,700          142,582
     VA Technologie AG                               1,165          213,408
                                                                -----------
                                                                    355,990
                                                                -----------
  BRAZIL (0.3%)
     CIA Saneamento                                175,000           45,702
     Telebras ADR                                      540           63,720
                                                                -----------
                                                                    109,422
                                                                -----------
  DENMARK (0.3%)
     ISS International Service System B              3,400          100,410
     SAS Danmark AS                                  2,200           33,926
                                                                -----------
                                                                    134,336
                                                                -----------
  FINLAND (0.3%)
     Rauma OY                                        5,340          108,982
                                                                -----------
  FRANCE (0.3%)
     Compagnie Francaise de Petroleum Total          1,355          126,921
                                                                -----------
  GERMANY (0.3%)
     Hoechst AG                                      3,200          125,007
                                                                -----------
  HONG KONG (0.4%)
     Guangshen Railway Co., Ltd.                    44,500           18,519
     Guangshen Railway Co., Ltd. ADR                 2,800           59,675
     Hong Kong Land Holdings                        26,424           76,365
                                                                -----------
                                                                    154,559
                                                                -----------
  INDONESIA (0.3%)
     Indonesian Satellite Corp. ADR                  5,500          119,281
                                                                -----------
  ISRAEL (0.2%)
     Orbotech, Ltd.                                  2,000           99,750
                                                                -----------
  ITALY (0.3%)
     Assicurazioni Generali SPA                      5,500          115,878
                                                                -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------
                                                   NUMBER OF
                                                    SHARES          VALUE
                                                    ------          -----
FOREIGN COMMON STOCK (CONT'D)
  JAPAN (2.2%)
     Fujitsu, Ltd.                                   7,000      $    83,458
     Kao Corp.                                       7,000          103,163
     Orix Corp.                                      2,000          148,203
     Sankyo Company, Ltd.                            3,000           90,909
     Sony Corp.                                      1,700          147,789
     Sumitomo Bank, Ltd.                             6,000           88,425
     Tokyo Electronics, Ltd.                         3,300          178,962
                                                                -----------
                                                                    840,909
                                                                -----------
  MEXICO (0.1%)
     PanAmerican Beverages, Inc. Class A             1,900           57,119
                                                                -----------
  NETHERLANDS (0.4%)
    Philips Electronics NV                           2,100          149,506
                                                                -----------
  NEW ZEALAND (0.5%)
    Brierley Investments, Ltd.                     225,500          193,056
                                                                -----------
  NORWAY (0.4%)
     SAS Norge ASA Class B                           2,000           28,656
     Smedvig ASA ADR Class B +                       4,000          111,500
                                                                -----------
                                                                    140,156
                                                                -----------
  PHILIPPINES (0.3%)
    Millicom International Cellular SA               2,035          103,785
                                                                -----------
  PORTUGAL (0.5%)
    Portugal Telecommunications SA ADR +             5,200          191,100
                                                                -----------
  SOUTH KOREA (0.4%)
    Samsung Electronics GDR                             86            4,734
    Samsung Electronics GDR +                        5,300          136,475
                                                                -----------
                                                                    141,209
                                                                -----------
  SWITZERLAND (0.4%)
    Julius Baer Holdings AG Class B                    120          169,298
                                                                -----------
  UNITED KINGDOM (0.4%)
    Hanson PLC                                      31,750          152,351
                                                                -----------
TOTAL FOREIGN COMMONSTOCK  (Cost $3,369,970)                      3,762,698
                                                                -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES          VALUE
                                                                     ------          -----
PREFERRED STOCK (1.6%)
  REAL ESTATE (1.6%)
    Equity Residential Properties Trust Series C
      9.125% (Callable 09/09/06 @ $25.00)                            10,000      $   266,875
    MEPC International Capital Series A 9.125%
      (Callable 09/21/05 @ $25.00)                                    5,000          119,813
    Oasis Residential, Inc. Series A 9.000%
      (Callable 04/30/01 @ $25.00)                                    5,000          128,125
    Security Capital Industries Series C 8.540%
      (Callable 11/13/26 @ $50.00)                                    2,000          102,750
                                                                                 -----------
TOTAL PREFERRED STOCK (Cost $606,320)                                                617,563
                                                                                 -----------

                                                                       PAR
                                                 RATE    MATURITY     (000)
                                                  ---     ------       ----
U.S. CORPORATEBONDS (2.7%)
  FINANCIAL SERVICES (0.6%)
    First Union Corp. Subordinated Debentures
      (Putable 10/15/05 @ $100.00) (A2, A-)#    6.550%    10/15/35     250           245,938
  INDUSTRIAL (0.4%)
    Lowe's Companies Medium Term Note
      (Putable 05/15/07 @$100.00) (A2, A)#      7.110%    05/15/37     160           163,600
  RETAIL (0.8%)
    Penney (J.C.) & Co. Debentures
      (Putable 08/15/03 @ $100.00) (A2, A)#     6.900%    08/15/26     325           331,500
  UTILITIES-ELECTRIC (0.9%)
    Korea Electric Power Debentures
      (Putable 12/01/01 @ $100.00) (A1, AA-)#   6.000%    12/01/26     325           318,906
                                                                                 -----------
TOTAL CORPORATE BONDS (Cost $1,051,553)                                            1,059,944
                                                                                 -----------

CALL OPTIONS (0.0%)
  SINGAPORE (0.0%)
    DBS 50 Index 01/26/98, (Strike Price $407.39) +                    384                46
                                                                                 -----------
  THAILAND (0.0%)
    SET 50 Index 01/26/98, (Strike Price $2.48) +                   41,467                 0
                                                                                 -----------
TOTAL CALL OPTIONS (Cost $30,000)                                                         46
                                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------



                                                               PAR
                                          RATE    MATURITY    (000)     VALUE
                                          ----    --------    -----     -----

U.S. TREASURY OBLIGATIONS (28.0%)
    U.S. TREASURY NOTE                   8.500%    11/15/00  $5,800  $ 6,196,836
    U.S. TREASURY NOTE                   8.000%    05/15/01   1,500    1,589,415
    U.S. TREASURY NOTE                   6.500%    05/31/01   1,500    1,516,140
    U.S. TREASURY NOTE                   7.500%    02/15/05   1,525    1,626,839
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,868,396)                    10,929,230
                                                                     -----------

MORTGAGE BACKED SECURITIES (2.7%)
    Government National Mortgage Association Pass Through
      (Aaa, AAA)#                        6.500%    08/15/03       9        8,731
    GE Capital Mortgage Services, Inc. Series 1994-7 Class A10
      (Aaa, AAA)#                        6.000%    02/25/09     484      462,374
    Morgan Stanley Mortgage Trust Series 40 Class 8
      (NR, AAA)#                         7.000%    07/20/21     600      580,422
                                                                     -----------
TOTAL MORTGAGE BACKED SECURITIES (Cost $1,065,496)                     1,051,527
                                                                     -----------

FOREIGN CORPORATE BONDS (0.0%)
  THAILAND (0.0%)
    Bangkok Bank Public Co., Ltd. (Convertible) (NR, NR)
      (Cost $25,946)#                    3.250%    03/03/04      27       14,648
                                                                     -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------



                                                                PAR
                                             RATE    MATURITY  (000)    VALUE
                                             ----    --------  -----    -----

REPURCHASE AGREEMENT (0.8%)
    Repurchase agreement with Goldman Sachs & Co. dated
      08/29/97 at 5.51% to be repurchased at $293,179 on
      09/02/97. (Collateralized by $109,350 U.S. Treasury
      Note 5.625% due 02/28/01, $109,350 U.S. Treasury
      5.50% due 12/31/00 and $71,810 U.S. Treasury Note
      7.875% due 11/15/04. Total market value of collateral
      is $296,130) (Cost $293,000)          5.510%   09/02/97  $293  $   293,000
                                                                     -----------
TOTAL INVESTMENTS ATVALUE (99.4%) (Cost $33,370,993*)                 38,823,845

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)                             251,768
                                                                     -----------
NET ASSETS (100.0%) (applicable to 2,734,117
   Common Shares and 10,499 Advisor Shares)                          $39,075,613
                                                                     ===========
 NET ASSET VALUE, offering and redemption price per
   Common Share ($38,926,294 (DIVIDE) 2,734,117)                          $14.24
                                                                     ===========
NET ASSET VALUE, offering and redemption price per Advisor
   Share ($149,319 (DIVIDE) 10,499)                                       $14.22
                                                                     ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                         GDR = Global Depository Receipt

--------------------------------------------------------------------------------
+Non-income producing security.
#Credit ratings given by Moody's  Investors  Service Inc., and Standard & Poor's
 Ratings Group are  unaudited.
*Cost for federal  income tax purposes at August 31, 1997 is $33,410,809.
 The gross appreciation (depreciation) on a tax basis is as follows:

                            Gross Appreciation     $5,781,782
                            Gross Depreciation       (368,746)
                                                   ----------
                            Net Appreciation       $5,413,036
                                                   ==========


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 1997
--------------------------------------------------------------------------------



                                                WARBURG PINCUS    WARBURG PINCUS
                                             GROWTH & INCOME FUND  BALANCED FUND
                                             -------------------- --------------
INVESTMENT INCOME:
    Dividends                                     $ 10,144,739      $  312,837
    Interest                                         2,121,388         791,393
    Foreign taxes withheld                            (168,513)         (4,015)
                                                  ------------      ----------
       Total investment income                      12,097,614       1,100,215
                                                  ------------      ----------
EXPENSES:
    Investment advisory                              4,637,851         319,264
    Administrative services                          1,483,450          88,685
    Custodian/Sub-custodian                            121,205          34,614
    Directors                                            7,500          10,269
    Distribution and shareholder services              372,841          88,903
    Insurance                                           50,579           1,576
    Interest                                            27,426             309
    Printing                                           161,821          11,100
    Professional                                        10,350          14,752
    Transfer agent                                     503,805          45,571
    Miscellaneous                                       41,233          57,964
                                                  ------------      ----------
                                                     7,418,061         673,007
Less fees waived and expenses reimbursed                (6,724)       (193,893)
                                                  ------------      ----------
       Total expenses                                7,411,337         479,114
                                                  ------------      ----------
           Net investment income                     4,686,277         621,101
                                                  ------------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS AND FOREIGN CURRENCY
  RELATED ITEMS:
    Net realized gain from security transactions    88,134,951       2,259,328
    Net realized loss from foreign currency related
     items                                                   0          (1,211)
    Net change in unrealized appreciation from
     investments and foreign currency related items 41,534,862       4,514,953
                                                  ------------      ----------
       Net realized and unrealized gain
         from investments and foreign currency
         related items                             129,669,813       6,773,070
                                                  ------------      ----------
Net increase in net assets resulting from
  operations                                      $134,356,090      $7,394,171
                                                  ============      ==========


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                 WARBURG PINCUS                  WARBURG PINCUS
                                                              GROWTH & INCOME FUND                BALANCED FUND
                                                         ------------------------------  ------------------------------
                                                         FOR THE YEARS ENDED AUGUST 31,  FOR THE YEARS ENDED AUGUST 31,
                                                         ------------------------------  ------------------------------
                                                             1997             1996             1997          1996
                                                             ----             ----             ----          ----
FROM OPERATIONS:
    Net  investment  income                             $  4,686,277   $    6,958,699      $   621,101    $   314,297
    Net realized   gain  from   security   transactions   88,134,951       20,871,086        2,259,328        490,109
    Net realized gain (loss) from foreign currency
      related items                                                0                0           (1,211)            37
    Net change in unrealized appreciation from
      investments and foreign currency
      related items                                       41,534,862      (67,018,131)       4,514,953        472,314
                                                        ------------   --------------      -----------    -----------
      Net increase (decrease) in net assets
       resulting from operations                         134,356,090      (39,188,346)       7,394,171      1,276,757
                                                        ------------   --------------      -----------    -----------
FROM DISTRIBUTIONS:
    Dividends to shareholders from net
      investment income:
       Common Shares                                      (4,434,607)      (8,430,598)        (655,603)      (212,883)
       Advisor Shares                                       (348,996)        (306,084)          (1,449)           (10)
    Distributions from realized gains:
       Common Shares                                               0      (49,915,078)        (395,800)      (149,992)
       Advisor Shares                                              0       (3,362,883)            (809)           (16)
                                                        ------------   --------------      -----------    -----------
           Net decrease in net assets from
             distributions                                (4,783,603)     (62,014,643)      (1,053,661)      (362,901)
                                                        ------------   --------------      -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                         276,013,445      370,678,850       19,977,419     33,327,987
    Reinvested dividends                                   4,560,726       58,584,414        1,014,239        345,753
    Net asset value of shares redeemed                  (531,312,507)    (615,963,314)     (19,120,778)    (9,065,222)
                                                        ------------   --------------      -----------    -----------
       Net increase (decrease) in net assets
         from capital share transactions                (250,738,336)    (186,700,050)       1,870,880     24,608,518
                                                        ------------   --------------      -----------    -----------
           Total increase (decrease) in net assets      (121,165,849)    (287,903,039)       8,211,390     25,522,374
NET ASSETS:
    Beginning of year                                    807,192,207    1,095,095,246       30,864,223      5,341,849
                                                        ------------   --------------      -----------    -----------
    End of year                                         $686,026,358   $  807,192,207      $39,075,613    $30,864,223
                                                        ============   ==============      ===========    ===========
Undistributed Net Investment Income                     $    577,858   $      675,184      $    71,417    $   108,542
                                                        ============   ==============      ===========    ===========


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of theFund Outstanding Throughout the Year)
--------------------------------------------------------------------------------

                                                         FOR THE YEARS ENDED AUGUST 31,
                                             -----------------------------------------------------
                                              1997       1996         1995       1994       1993
                                              ----       ----         ----       ----       ----
NET ASSET VALUE,BEGINNING OF YEAR           $ 14.90     $ 16.40     $  14.56   $ 16.72    $  11.99
                                            -------     -------     --------   -------    --------
    INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income                    0.1393      0.1116       0.2224    0.0785      0.0464
    Net Gains (Losses) on Securities (both
      realized and unrealized)               3.5352     (0.6633)      1.9834    1.8151      4.8499
                                            -------     -------     --------   -------    --------
       Total from Investment Operations      3.6745     (0.5517)      2.2058    1.8936      4.8963
                                            -------     -------     --------   -------    --------
    LESS DISTRIBUTIONS:
    Dividends from Net Investment Income    (0.1332)    (0.1350)     (0.1824)  (0.0785)    (0.0875)
    Distributions from Realized Gains            --     (0.8133)     (0.1834)  (3.9751)    (0.0788)
                                            -------     -------     --------   -------    --------
       Total Distributions                  (0.1332)    (0.9483)     (0.3658)  (4.0536)    (0.1663)
                                            -------     -------     --------   -------    --------
NET ASSET VALUE, END OF YEAR                $ 18.44     $ 14.90     $  16.40   $ 14.56    $  16.72
                                            =======     =======     ========   =======    ========
Total Returns                                 24.78%      (3.54%)      15.62%    14.41%      41.17%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000)              $601,159    $727,627   $1,038,193  $410,658     $60,689
Ratios of Expenses to Average Net Assets       1.15%(a)    1.21%        1.22%     1.28%(a)    1.14%(a)
Ratios of Net Investment Income to Average
  Net Assets                                   0.80%       0.69%        1.64%     0.41%       0.30%
Portfolio Turnover Rate                         148%         94%         109%      150%        344%
Average CommissionRate (b)                  $0.0587     $0.0596           --        --          --

---------------------------------------------------------------------------------------------------
(a)  Without the waiver of advisory  and  administration  fees and  without  the  reimbursement  of certain  operating  expenses,  the ratios of  expenses  to average  net assets for the Warburg
     Pincus Growth & Income Fund would have been 1.15%,  1.28% and 1.14% for the years ended August
     31, 1997, 1994 and 1993, respectively.

(b)  Computed  by  dividing  the total  amount of  commissions  paid by the total  number of shares purchased  and sold during the period for which there was a  commission  charged.  The Average
     Commission Rate is not required for fiscal periods beginning before September 1, 1995.

TAX STATUS OF 1997 DIVIDENDS (UNAUDITED)

  Dividends paid by the Fund taxable as ordinary income  amounted to $0.1332 per share;  100.00% of ordinary  income  dividends  qualify for the dividends  received  deduction  available to corporate shareholders for U.S. income tax purposes.

  Because the Fund's  fiscal year is not the  calendar  year,  amounts to be used by calendar  year taxpayers on their federal  return will be reflected on Form 1099-Div and will be mailed in January
1998.


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout the Year)
--------------------------------------------------------------------------------

                                                        FOR THE YEARS ENDED AUGUST 31,
                                               -------------------------------------------------
                                              1997       1996          1995     1994        1993
                                              ----       ----          ----     ----        ----
NET ASSET VALUE, BEGINNING OF YEAR          $ 11.94    $  11.12     $  11.01  $  11.71    $  12.04
                                            -------    --------     --------  --------    --------
    INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income                    0.2275      0.1573       0.2080    0.4132      0.5555
    Net Gains on Securities (both
      realized and unrealized)               2.4649      0.9389       1.7225    0.3248      1.1253
                                            -------    --------     --------  --------    --------
       Total from Investment Operations      2.6924      1.0962       1.9305    0.7380      1.6808
                                            -------    --------     --------  --------    --------
    LESS DISTRIBUTIONS:
    Dividends from Net Investment Income    (0.2429)    (0.1300)     (0.3136)  (0.4586)    (0.5412)
    Distributions from Realized Gains       (0.1511)    (0.1462)     (1.5069)  (0.9794)    (1.4696)
                                            -------    --------     --------  --------    --------
       Total Distributions                  (0.3940)    (0.2762)     (1.8205)  (1.4380)    (2.0108)
                                            -------    --------     --------  --------    --------
NET ASSET VALUE, END OF YEAR                $ 14.24    $  11.94     $  11.12  $  11.01    $  11.71
                                            =======    ========     ========  ========    ========
Total Returns                                 23.03%       9.99%       21.56%     6.86%      15.27%(c)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000)               $38,926     $30,853       $5,342      $808        $762
Ratios of Expenses to Average Net Assets (a)   1.35%       1.53%        1.53%        0%          0%
Ratios of Net Investment Income to Average
  Net Assets                                   1.76%       1.66%        2.30%     3.76%       4.13%
Portfolio Turnover Rate                         120%        108%         107%       32%         30%
Average CommissionRate (b)                  $0.0400     $0.0453           --        --          --

--------------------------------------------------------------------------------------------------
(a)  Without the waiver of advisory  and  administration  fees and  without  the  reimbursement  of certain  operating  expenses,  the ratios of  expenses  to average  net assets for the Warburg
     Pincus Balanced Fund would have been 1.90%,  2.43%, 6.04%, 5.46% and 5.37% for the years ended
     August 31, 1997, 1996, 1995, 1994 and 1993, respectively.

(b)  Computed  by  dividing  the total  amount of  commissions  paid by the total  number of shares purchased  and sold during the period for which there was a  commission  charged.  The Average
     Commission Rate is not required for fiscal periods beginning before September 1, 1995.

(c)  Sales load not reflected in total return.  The sales load was eliminated  effective August 31,
     1994.

TAX STATUS OF 1997 DIVIDENDS (UNAUDITED)

  Dividends paid by the Fund taxable as ordinary  income  amounted to $0.3671 per share;  long-term capital gains amounted to $0.0269 per share;  31.52% of ordinary income  dividends  qualify for the dividends received deduction available to corporate shareholders for U.S.income tax purposes.

  Because the Fund's  fiscal year is not the  calendar  year,  amounts to be used by calendar  year taxpayers on their federal  return will be reflected on Form 1099-Div and will be mailed in January
1998.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
   The Warburg Pincus Funds covered in this report are comprised of Warburg Pincus Growth & Income Fund (the "Growth & Income Fund") and Warburg Pincus Balanced Fund (the "Balanced Fund"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Each Fund offers two classes of shares, one class being referred to as Common shares and one class being referred to as Advisor shares. Common and Advisor shares in each Fund represent an equal pro rata interest in such Fund, except that they bear different expenses which reflect the difference in the range of services provided to them.
   On May 3, 1996, pursuant to an Agreement and Plan of Reorganization, the Growth & Income Fund and the Balanced Fund (each, an "Acquiring Fund") each acquired all of the assets of an investment series of The RBB Fund, Inc., Warburg Pincus Growth & Income Fund (the "Acquired Growth & Income Fund") and the Warburg Pincus Balanced Fund (the "Acquired Balanced Fund"). The acquisitions were accomplished by a tax-free exchange of 62,938,828 Common Shares and 5,340,670 Advisor Shares, in the case of the Acquired Growth & Income Fund and 2,135,930 Common Shares and 111 Advisor Shares, in the case of the Acquired Balanced Fund for the same amount of shares of the same class of the corresponding Acquiring Fund. Shares were reissued to shareholders at the time of the reorganizations. The net assets of each Acquiring Fund directly after the reorganization were the same as the net assets of the relevant Acquired Fund:
$1,112,424,664 in the case of the Growth & Income Fund, including $129,715,900 of unrealized appreciation and $25,721,368 in the case of the Balanced Fund, including $1,465,365 of unrealized appreciation. Each Acquiring Fund assumed the prior operating history of the corresponding Acquired Fund.
   The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Funds' Board.
   Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value.
   The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (CONT'D)
currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from at that which are due to changes in market prices of debt securities.
   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution, shareholder servicing fees and transfer agency fees) and realized/unrealized gains (losses) are allocated proportionally to each class of shares based upon the relative net-asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.
   Dividends from net investment income, if any, are declared and paid at least quarterly. Net realized capital gains, if any, will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
   No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.
   The Funds, together with other funds advised by Warburg Pincus Asset Management, Inc., the Funds' investment adviser ("Warburg") (collectively the "Warburg Funds"), have established committed and uncommitted line of credit facilities with certain banks for temporary or emergency purposes primarily relating to fund share redemptions and funding payments of dividend or capital gain distributions.Under the terms of the committed line of credit, the Warburg Funds with access to the facility pay a commitment fee at a rate of .10% per annum on the amount of the line of credit.In addition, under the terms of both the committed and uncommitted facilities, the Warburg Funds

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------

will pay interest on borrowings at the banks base rate plus .55%. Aggregate borrowings for each fund under these credit facilities may not exceed the lower of (a) the maximum amount permitted by such fund's investment policies and restrictions or (b) thirty three and one-third percent (331/3%) of such fund's total assets. During the fiscal year ended August 31, 1997, the amount outstanding under the line of credit agreement for the Growth & Income Fund averaged approximately $378,000 with an approximate interest rate of 5.90%. At August 31, 1997, there were no outstanding balances under these line of credit facilities for any of the funds.
   Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each Fund, along with other Warburg Funds, transfers uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities.Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
   Beginning September 1, 1997 the Growth & Income Fund and the Balanced Fund have each changed their fiscal and tax year-ends from August 31st to October 31st.
   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the transfer agent expense. For the year ended August 31, 1997, the Funds received credits or reimbursements under this arrangement as follows:

          FUND                                                AMOUNT
          ----                                               --------
     Growth & Income                                         $6,724
     Balanced                                                   213

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------

2. INVESTMENT ADVISOR, CO-ADMINISTRATORS AND DISTRIBUTOR
   Warburg is indirectly controlled by Warburg Pincus & Co. serves as each Fund's investment adviser. For its advisory services, Warburg is entitled to receive the following fees, computed daily and payable monthly based on the Funds' daily net assets:
              FUND                                 ANNUAL RATE
              ----                                 -----------
     Growth & Income Fund                .75% average daily net assets
     Balanced Fund                       .90% average daily net assets

   For the year ended August 31, 1997, investment advisory fees, waivers and expense reimbursements were as follows:

                                    GROSS                   NET
                                ADVISORY FEE   WAIVER  ADVISORY FEE
                                ------------   ------  ------------
     Growth & Income Fund        $4,637,851   $     0   $4,637,851
     Balanced Fund                  319,264  (140,469)     178,795

   PFPC Inc.("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., and Counsellors Funds Service, Inc. ("CFSI"), a wholly owned subsidiary of Warburg, serve as co-administrators for each of the Funds. The Growth & Income Fund pays CFSI a fee calculated at an annual rate of .05% of the Fund's first $125 million of average daily net assets and .10% of average daily net assets over $125 million; the Balanced Fund pays CFSI a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the year ended August 31, 1997, administrative service fees earned by CFSI were as follows:

                                        GROSS
                               CO-ADMINISTRATION FEES
                               ----------------------
     Growth & Income Fund             $555,880
     Balanced Fund                      35,474

   The Funds each pay PFPC a fee calculated at an annual rate of .15% of the Fund's first $1 billion of average daily net assets and .05% of average daily net assets over $1 billion. For the year ended August 31, 1997, administration services fees and waivers by PFPC were as follows:

                                 GROSS                              NET
                        CO-ADMINISTRATION FEES  WAIVERS   CO-ADMINISTRATION FEES
                        ----------------------  -------   ----------------------
     Growth & Income Fund      $927,570        $     0           $927,570
     Balanced Fund               53,211        (53,211)                 0

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------

   Counsellors Securities Inc. ("CSI"), also a wholly owned subsidiary of Warburg, serves as each Fund's distributor. For its shareholder servicing and distribution services, CSI receives a fee at an annual rate of .25% of the average daily net assets of the Balanced Fund Common Shares pursuant to a share holder servicing and distribution plan adopted by the Balanced Fund pursuant to Rule 12b-1 under the 1940 Act. No compensation is payable by the Growth & Income Common Shares for distribution services. For its shareholder servicing and distribution services, CSI receives a fee at an annual rate of .50%, respectively, of the average daily net assets of each of the Growth & Income and Balanced Funds' Advisor Shares pursuant to distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. For the year ended August 31, 1997, distribution fees were as follows:
                                                          DISTRIBUTION FEES
                                                          -----------------
     Growth & Income Fund
        Advisor Shares                                        $372,841
                                                              ========
     Balanced Fund
        Common Shares                                         $ 88,466
        Advisor Shares                                             437
                                                              --------
                                                              $ 88,903
                                                              ========
3. INVESTMENT IN SECURITIES
   For the year ended August 31, 1997, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                   INVESTMENT SECURITIES
                                             --------------------------------
                                                PURCHASES          SALES
                                                ---------          -----
     Growth & Income Fund                     $867,793,308    $1,091,576,907
     Balanced Fund                              44,191,514        39,868,397

4. CAPITAL SHARES TRANSACTIONS
   The Growth & Income Fund and the Balanced Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each Fund are designated Common Shares and two billion are designated Advisor Shares.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------



4. CAPITAL SHARES TRANSACTIONS (CONT'D)
   Transactions in capital shares for each year were as follows:

                                                        WARBURG PINCUS GROWTH & INCOME FUND
                                                     -------------------------------------------
                                                           FOR THE YEARS ENDED AUGUST 31,
                                                     -------------------------------------------
                                                         1997                         1996
                                                         ----                         ----
                                                SHARES         VALUE          SHARES          VALUE
                                               ---------    ------------    ----------    ------------
Shares sold:
     Common Shares                            16,219,671   $ 263,366,857    20,913,915    $336,297,357
     Advisor Shares                              739,244      12,646,588     2,135,316      34,381,493
Shares issued in reinvestment of dividends:
     Common Shares                               261,793       4,211,791     3,538,291      54,915,454
     Advisor Shares                               20,096         348,935       237,054       3,668,960
Shares repurchased:
     Common Shares                           (32,720,263)   (508,011,387)  (38,907,636)   (608,244,172)
     Advisor Shares                           (1,497,975)    (23,301,120)     (499,292)     (7,719,142)
                                             -----------   -------------   -----------   -------------
Net decrease                                 (16,977,434)  $(250,738,336)  (12,582,352)  $(186,700,050)
                                             ===========   =============   ===========   =============

                                                             WARBURG PINCUS BALANCED FUND
                                                     -------------------------------------------
                                                            FOR THE YEARS ENDED AUGUST 31,
                                                     -------------------------------------------
                                                          1997                        1996
                                                          ----                        ----
                                                 SHARES         VALUE         SHARES          VALUE
                                               ---------    ------------     ---------    ------------

Shares sold:
     Common Shares                             1,550,047    $ 19,842,484     2,799,590     $32,792,373
     Advisor Shares                               10,558         134,935        45,037         535,614
Shares issued in reinvestment of dividends:
     Common Shares                                80,179       1,012,371        29,938         345,728
     Advisor Shares                                  146           1,868             2              25
Shares repurchased:
     Common Shares                            (1,480,328)   $(19,105,605)     (725,370)     (8,530,390)
     Advisor Shares                               (1,184)        (15,173)      (44,170)       (534,832)
                                              ----------    ------------     ----------    -----------
     Net increase                                159,418    $  1,870,880     2,105,027     $24,608,518
                                              ==========    ============     =========     ===========

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------

5. LIABILITIES
   At August 31, 1997, each Fund had the following liabilities:

                                                     GROWTH & INCOME FUND     BALANCED FUND
                                                     --------------------     -------------
Payable for securities purchased (at value)               $      0             $ 20,743
Investment advisory fee payable                            469,354               19,130
Fund share redeemed payable                                245,410               18,540

6. NET ASSETS
   Net Assets at August 31, 1997 consisted of the following:

                                                     GROWTH & INCOME FUND     BALANCED FUND
                                                     --------------------     -------------
Capital contributed, net                                 $506,521,910          $31,287,814
Undistributed net investment income                           577,858               71,417
Accumulated net realized gain from security transactions   86,654,448            2,263,655
Net unrealized appreciation from investments and
  foreign currency related items                           92,272,142            5,452,727
                                                         ------------          -----------
Net assets                                               $686,026,358          $39,075,613
                                                         ============          ===========

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------

7. OTHER FINANCIAL HIGHLIGHTS
   The Growth & Income and the Balanced Funds currently offer one other class of shares, Advisor Shares, representing an additional interest in each of the Funds. The financial highlights of each Fund's Advisor Shares are as follows:

                                                               ADVISOR SHARES
                                           ---------------------------------------------------
                                                               WARBURG PINCUS
                                                            GROWTH & INCOME FUND
                                           ---------------------------------------------------
                                                                               FOR THE PERIOD
                                                                                MAY 15, 1995
                                             FOR THE YEARS ENDED AUGUST 31,    (COMMENCEMENT)
                                           ---------------------------------  OF OPERATIONS TO
                                               1997                 1996      AUGUST 31, 1995
                                               ----                 ----       ---------------
NET ASSET VALUE, BEGINNING OF PERIOD          $14.88              $16.38           $14.87
                                             -------              ------          -------
    INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income                     0.0727               .0800           0.0236
    Net Gains (Losses) on Securities (both
      realized and unrealized)                3.5474              (.6931)          1.5323
                                             -------              ------          -------
       Total from Investment Operations       3.6201              (.6131)          1.5559
                                             -------              ------          -------
    LESS DISTRIBUTIONS:
    Dividends from Net Investment Income     (0.0808)             (.0736)         (0.0459)
    Distributions from Realized Gains             --              (.8133)              --
                                             -------              ------          -------
       Total Distributions                   (0.0808)             (.8869)         (0.0459)
                                             -------              ------          -------
NET ASSET VALUE, END OF PERIOD                $18.42              $14.88           $16.38
                                             =======              ======          =======
Total Returns                                  24.37%              (3.92%)          10.49%(c)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)              $84,867             $79,565          $56,902
Ratios of Expenses to Average Net Assets        1.54%               1.59%            1.92%(b)
Ratios of Net Investment Income to
  Average Net Assets                            0.43%               0.28%            0.43%(b)
Portfolio Turnover Rate                          148%                 94%             109%(b)
Average Commission Rate (a)                  $0.0587             $0.0596               --

-----------------------------------------------------------------------------------------------
(a)  Computed by dividing  the total amount of  commissions  paid by the total number of shares purchased and sold during the period for which there was a commission charged. The Average
     Commission Rate is not required for fiscal periods beginning before September 1, 1995.
(b)  Annualized.
(c)  Non annualized.

TAX STATUS OF 1997 DIVIDENDS (UNAUDITED)
  Dividends paid by the Fund taxable as ordinary income amounted to $0.0808 per share;  100.00%
of ordinary  income  dividends  qualify  for the  dividends  received  deduction  available  to corporate shareholders for U.S.income tax purposes.
  Because the Fund's fiscal year is not the calendar year,  amounts to be used by calendar year taxpayers on their  Federal  return will be  reflected  on Form  1099-Div and will be mailed in
January 1998.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1997
--------------------------------------------------------------------------------

                                                               ADVISOR SHARES
                                           ----------------------------------------------------
                                                               WARBURG PINCUS
                                                               BALANCED FUND
                                           ----------------------------------------------------
                                                                             FOR THE PERIOD
                                                                              JULY 31, 1995
                                             FOR THE YEAR ENDED AUGUST 31,   (COMMENCEMENT)
                                           -------------------------------- OF OPERATIONS TO
                                               1997           1996           AUGUST 31, 1995
                                                ----            ----         --------------
NET ASSET VALUE, BEGINNING OF PERIOD              $11.94         $11.13          $10.72
                                                  ------         ------          ------
    INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income                        (0.0233)        0.3689          0.0170
    Net Gains (Losses) on Securities (both
      realized and unrealized)                    2.6774         0.6815          0.3930
                                                  ------         ------          ------
       Total from Investment Operations           2.6541         1.0504          0.4100
                                                  ------         ------          ------
    LESS DISTRIBUTIONS:
    Dividends from Net Investment Income         (0.2226)       (0.0942)         0.0000
    Distributions from Realized Gains            (0.1511)       (0.1462)         0.0000
                                                  ------         ------          ------
       Total Distributions                       (0.3737)       (0.2404)         0.0000
                                                  ------         ------          ------
NET ASSET VALUE, END OF PERIOD                    $14.22         $11.94          $11.13
                                                  ======         ======          ======
Total Returns                                      22.66%          9.56%           3.82%(d)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                     $149            $12              $1
Ratios of Expenses to Average Net Assets            1.60%(a)       1.71%(a)        1.76%(a)(c)
Ratios of Net Investment Income to
  Average Net Assets                                1.53%         (4.11%)          2.00%(c)
Portfolio Turnover Rate                              120%           108%            107%(c)
Average Commission Rate (b)                      $0.0400        $0.0453              --

-----------------------------------------------------------------------------------------------
(a)  Without the waiver of advisory and  administration  fees and without the  reimbursement  of certain  operating  expenses,  the ratios of expenses to average net assets for the Warburg
     Pincus  Balanced  Fund would have been 2.81%,  205.06%  and 628.47% for the periods  ending
     August 31, 1997, 1996 and 1995, respectively.
(b)  Computed by dividing  the total  amount of  commissions  paid by the total number of shares purchased and sold during the period for which there was a commission charged.  The Average
     Commission Rate is not required for fiscal periods beginning before September 1, 1995.
(c)  Annualized.
(d)  Non annualized.

TAX STATUS OF 1997 DIVIDENDS (UNAUDITED)
  Dividends paid by the Fund taxable as ordinary income amounted to $0.3468 per share; long-term capital gains amounted to $0.0269 per share; 31.52% of ordinary income dividends qualify for the dividends received deduction available to corporate shareholders for U.S.income tax purposes.
  Because the Fund's fiscal year is not the calendar  year,  amounts to be used by calendar year taxpayers  on their  Federal  return will be  reflected  on Form  1099-Div and will be mailed in
January 1998.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Warburg Pincus Funds:

We have audited the accompanying statements of net assets of Warburg Pincus Growth & Income Fund and Warburg Pincus Balanced Fund as of August 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of investments held as of August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Warburg Pincus Growth & Income Fund and Warburg Pincus Balanced Fund as of August 31, 1997, and the results of their operations for the year then ended, the changes in their net assets for each of the two years of the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.





COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 17, 1997

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


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

                           WARBURG PINCUS FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                      P.O. BOX 9030, BOSTON,MA 02205-9030
                           800-WARBURG (800-927-2874)
                                 WWW.WARBURG.COM

COUNSELLORS SECURITIES INC., DISTRIBUTOR.                         WPGBT-2-0897